UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Regal Total Return Fund
(Class A Shares: RTRTX)

SEMI-ANNUAL REPORT
September 30, 2014

Regal Total Return Fund
a series of the Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information	20
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Regal Total Return Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.regaltrx.com

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 48.1%
	COMMUNICATIONS – 1.9%
1,924	AT&T, Inc.	$67,802
328	Baidu, Inc. - ADR*	71,579
93	Google, Inc. - Class C*	53,694
46	Priceline Group, Inc.*	53,295
		246,370
	CONSUMER DISCRETIONARY – 7.4%
165	Amazon.com, Inc.*	53,203
1,005	Cintas Corp.	70,943
1,202	Dick's Sporting Goods, Inc.	52,744
1,035	eBay, Inc.*	58,612
581	Ecolab, Inc.	66,716
766	Genuine Parts Co.	67,186
1,905	Leggett & Platt, Inc.	66,522
2,287	Lowe's Cos., Inc.	121,028
732	McDonald's Corp.	69,401
618	MercadoLibre, Inc.	67,146
775	PetSmart, Inc.	54,320
727	Stanley Black & Decker, Inc.	64,550
2,717	Swatch Group A.G. - ADR	64,175
1,030	VF Corp.	68,011
		944,557
	CONSUMER STAPLES – 10.2%
10,654	AMBEV SA - ADR	69,784
1,321	Archer-Daniels-Midland Co.	67,503
738	Brown-Forman Corp. - Class B	66,582
745	Clorox Co.	71,550
2,891	Coca-Cola Co.	123,330
1,051	Colgate-Palmolive Co.	68,546
1,324	Hormel Foods Corp.	68,040
624	Kimberly-Clark Corp.	67,124
971	McCormick & Co., Inc.	64,960
872	Nestle SA - ADR	64,205
729	PepsiCo, Inc.	67,863
651	Philip Morris International, Inc.	54,293
803	Procter & Gamble Co.	67,243
3,168	Sysco Corp.	120,226
1,095	Target Corp.	68,635
1,669	Unilever PLC - ADR	69,931
869	Wal-Mart Stores, Inc.	66,452
1,065	Walgreen Co.	63,123
		1,309,390

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY – 4.2%
532	Chevron Corp.	$63,478
467	Core Laboratories N.V.	68,345
1,304	Enbridge, Inc.	62,436
684	Exxon Mobil Corp.	64,330
581	Kinder Morgan Management LLC*	54,706
667	National Oilwell Varco, Inc.	50,759
524	Schlumberger Ltd.	53,286
1,309	TransCanada Corp.	67,453
2,108	Ultra Petroleum Corp.*	49,032
		533,825
	FINANCIALS – 5.3%
1,102	Aflac, Inc.	64,192
559	Berkshire Hathaway, Inc. - Class B*	77,220
166	BlackRock, Inc.	54,501
730	Chubb Corp.	66,488
1,387	Cincinnati Financial Corp.	65,258
721	CME Group, Inc.	57,648
1,195	Franklin Resources, Inc.	65,259
2,809	HCP, Inc.	111,545
829	T. Rowe Price Group, Inc.	64,994
3,197	Western Union Co.	51,280
		678,385
	HEALTH CARE – 8.6%
2,831	Abbott Laboratories	117,741
1,171	AbbVie, Inc.	67,637
734	Baxter International, Inc.	52,679
577	Becton, Dickinson and Co.	65,668
448	C.R. Bard, Inc.	63,934
885	Cardinal Health, Inc.	66,304
802	Covidien PLC	69,381
731	Express Scripts Holding Co.*	51,631
1,336	ICON PLC*	76,459
642	Johnson & Johnson	68,431
1,017	Medtronic, Inc.	63,003
4,847	Momenta Pharmaceuticals, Inc.*	54,965
775	Novartis AG - ADR	72,951
1,588	Novo Nordisk A.S. - ADR	75,621
460	Pharmacyclics, Inc.*	54,018
1,304	Sanofi - ADR	73,585
		1,094,008
	INDUSTRIALS – 3.1%
3,152	ABB Ltd. - ADR	70,636

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
768	Dover Corp.	$61,693
1,024	Emerson Electric Co.	64,082
759	Illinois Tool Works, Inc.	64,075
990	Pentair PLC	64,835
270	W.W. Grainger, Inc.	67,946
		393,267
	MATERIALS – 4.9%
461	3M Co.	65,314
512	Air Products & Chemicals, Inc.	66,652
1,675	Bemis Co., Inc.	63,684
3,893	Cameco Corp.	68,750
1,208	Nucor Corp.	65,570
2,149	Potash Corp. of Saskatchewan, Inc.	74,269
331	PPG Industries, Inc.	65,121
308	Sherwin-Williams Co.	67,449
648	Sigma-Aldrich Corp.	88,135
		624,944
	TECHNOLOGY – 2.0%
898	Accenture PLC - Class A	73,025
797	Automatic Data Processing, Inc.	66,215
287	International Business Machines Corp.	54,481
792	McGraw Hill Financial, Inc.	66,885
		260,606
	UTILITIES – 0.5%
1,171	Consolidated Edison, Inc.	66,349

	TOTAL COMMON STOCKS (Cost $6,189,464)	6,151,701

	EXCHANGE-TRADED FUNDS – 36.6%
5,241	iShares 20+ Year Treasury Bond ETF	609,371
5,118	iShares iBoxx $Investment Grade Corporate Bond ETF	605,050
5,612	iShares MBS ETF	606,713
5,343	iShares TIPS Bond ETF	598,790
8,162	iShares U.S. Real Estate ETF	564,811
11,332	Market Vectors Agribusiness ETF	599,349
24,691	Market Vectors Gold Miners ETF	527,153
11,548	Market Vectors Oil Service ETF	572,896

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,850,735)	4,684,133

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 14.8%
1,888,877	Fidelity Institutional Money Market Fund, 0.05%1,2	$1,888,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,888,877)	1,888,877

	TOTAL INVESTMENTS – 99.5% (Cost $12,929,076)	12,724,711
	Other assets in Excess of liabilities – 0.5%	69,398

	TOTAL NET ASSETS –100.0%	$12,794,109

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.5)%
	CALL OPTIONS – (0.5)%
(4)	3M Co. Exercise Price: $150, Expiration Date: January 17, 2015*	$(540)
(10)	ABBVIE, Inc. Exercise Price: $62.50, Expiration Date: January 17, 2015*	(1,100)
(10)	Aflac, Inc. Exercise Price: $62.50, Expiration Date: January 17, 2015*	(570)
(5)	Air Products and Chemicals, Inc. Exercise Price: $135, Expiration Date: January 17, 2015*	(2,500)
(12)	Archer-Daniels-Midland Co. Exercise Price: $55, Expiration Date: January 17, 2015*	(816)
(19)	AT&T, Inc. Exercise Price: $37, Expiration Date: January 17, 2015*	(456)
(7)	Automatic Data Processing, Inc. Exercise Price: $87.50, Expiration Date: January 17, 2015*	(280)
(5)	Becton, Dickinson & Co. Exercise Price: $120, Expiration Date: December 20, 2014*	(525)
(7)	Brown-Forman Corp. - Class B Exercise Price: $95, Expiration Date: December 20, 2014*	(35)
(4)	C.R. Bard, Inc. Exercise Price: $155, Expiration Date: January 17, 2015*	(860)
(8)	Cardinal Health, Inc. Exercise Price: $80, Expiration Date: January 17, 2015*	(960)
(5)	Chevron Corp. Exercise Price: $130, Expiration Date: January 17, 2015*	(375)
(7)	Chubb Corp. Exercise Price: $95, Expiration Date: January 17, 2015*	(742)
(12)	Cincinnati Financial Corp. Exercise price: $50, Expiration Date: December 20, 2014*	—
(10)	Cintas Corp. Exercise Price: $70, Expiration Date: January 17, 2015*	(2,080)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(7)	Clorox Co. Exercise Price: $92.50, Expiration Date: January 17, 2015*	$(3,430)
(10)	Colgate-Palmolive Co. Exercise Price: $67.50, Expiration Date: January 17, 2015*	(1,120)
(11)	Consolidated Edison, Inc. Exercise Price: $60, Expiration Date: January 17, 2015*	(495)
(7)	Dover Corp. Exercise Price: $90, Expiration Date: December 20, 2014*	(210)
(5)	Ecolab, Inc. Exercise Price: $120, Expiration Date: January 17, 2015*	(750)
(10)	Emerson Electric Co. Exercise Price: $67.50, Expiration Date: January 17, 2015*	(550)
(6)	Exxon Mobil Corp. Exercise Price: $100, Expiration Date: January 17, 2015*	(636)
(11)	Franklin Resources, Inc. Exercise Price: $60, Expiration Date: January 17, 2015*	(594)
(7)	Genuine Parts Co. Exercise Price: $95, Expiration Date: November 22, 2014*	(70)
(12)	Hormel Foods Corp. Exercise Price: $55, Expiration Date: December 20, 2014*	(480)
(7)	Illinois Tool Works Inc., Exercise Price: $92.50, Expiration Date: January 17, 2015*	(280)
(6)	Kimberly Clark Corp. Exercise Price: $110, Expiration Date: January 17, 2015*	(1,470)
(19)	Leggett & Platt, Inc. Exercise Price: $35, Expiration Date: December 20, 2014*	(2,166)
(9)	McCormick & Co., Inc. Exercise Price: $70, Expiration Date: December 20, 2014*	(360)
(7)	McDonald's Corp. Exercise Price: $97.50, Expiration Date: January 17, 2015*	(1,260)
(7)	McGraw Hill Financial, Inc. Exercise Price: $90, expiration Date: January 17, 2015*	(385)
(10)	Medtronic, Inc. Exercise Price: $70, Expiration Date: January 17, 2015*	(440)
(12)	Nucor Corp. Exercise Price: $60, Expiration Date: January 17, 2015*	(660)
(9)	Pentair PLC Exercise Price: $70, Expiration Date: November 22, 2014*	(720)
(7)	PepsiCo, Inc. Exercise Price: $95, Expiration Date: January 17, 2015*	(1,344)
(3)	PPG Industries, Inc. Exercise Price: $210, Expiration Date: January 17, 2015*	(870)
(8)	Procter & Gamble Co. Exercise Price: $87.50, Expiration Date: January 17, 2015*	(632)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTION (Continued)
(3)	Sherwin-Williams Co. Exercise Price: $220, Expiration Date: January 17, 2015*	$(2,280)
(6)	Sigma-Aldrich Corp. Exercise Price: $105, Expiration Date: January 17, 2015*	(18,300)
(7)	Stanley Black & Decker, Inc. Exercise Price: $95, Expiration Date: January 17, 2015*	(910)
(8)	T. Rowe Price Group, Inc. Exercise Price: $80, Expiration Date: January 17, 2015*	(1,800)
(10)	Target Corp. Exercise Price: $65, Expiration Date: January 17, 2015*	(1,180)
(10)	VF Corp. Exercise Price: $70, Expiration Date: January 17, 2015*	(1,100)
(2)	W.W. Grainger, Inc. Exercise Price: $260, Expiration Date: January 17, 2015*	(980)
(8)	Wal-Mart Stores, Inc. Exercise Price: $77.50, Expiration Date: January 17, 2015*	(1,152)
(10)	Walgreen Co. Exercise Price: $67.50, Expiration Date: January 17, 2015*	(600)
		(59,063)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $47,853)	$(59,063)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.
2	Security segregated as cover for open written option contracts.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
SUMMARY OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	10.2%
Health Care	8.6%
Consumer Discretionary	7.4%
Financials	5.3%
Materials	4.9%
Energy	4.2%
Industrials	3.1%
Technology	2.0%
Communications	1.9%
Utilities	0.5%
Total Common Stocks	48.1%
Exchange-Traded Funds	36.6%
Short-Term Investments	14.8%
Total Investments	99.5%
Other assets in Excess of liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $12,929,076)	$12,724,711
Receivables:
Fund shares sold	111,204
Dividends and interest	6,519
Due from Advisor	12,179
Prepaid expenses	15,786
Prepaid offering costs	27,511
Total assets	12,897,910

Liabilities:
Written options contracts, at value (proceeds $47,853)	59,063
Payables:
Shareholder servicing fees (Note 7)	723
Distribution fees (Note 8)	2,098
Transfer agent fees and expenses	8,606
Fund accounting fees	7,791
Administration fees	7,106
Auditing fees	6,524
Legal fees	3,452
Custody fees	3,354
Trustees' fees and expenses	1,894
Chief Compliance Officer fees	1,588
Accrued other expenses	1,602
Total liabilities	103,801

Net Assets	$12,794,109

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	$13,012,262
Accumulated net investment loss	(766)
Accumulated net realized loss on investments	(1,812)
Net unrealized depreciation on:
Investments	(204,365)
Written options contracts	(11,210)
Net Assets	$12,794,109

Maximum Offering Price per Share
Shares of beneficial interest issued and outstanding	1,283,140
Net asset value per share	$9.97
Maximum sales charge (5.75% of offering price)	0.61
Maximum public offering price to public	$10.58

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF OPERATIONS
For the Period May 27, 2014* through September 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $187)	$16,917
Interest	152
Total investment income	17,069

Expenses:
Administration fees	16,275
Transfer agent fees and expenses	15,855
Fund accounting fees	13,380
Offering costs	13,379
Advisory fees	10,356
Registration fees	8,141
Auditing fees	6,524
Custody fees	5,699
Trustees' fees and expenses	3,571
Legal fees	3,452
Chief Compliance Officer fees	3,280
Distribution fees (Note 8)	2,877
Shareholder reporting fees	1,784
Shareholder servicing fees (Note 7)	1,114
Miscellaneous	941
Insurance fees	415

Total expenses	107,043
Advisory fees waived	(10,356)
Other expenses absorbed	(78,852)
Net expenses	17,835
Net investment loss	(766)

Realized and Unrealized Loss on Investments and Written Options Contracts:
Net realized loss on investments	(1,812)
Net change in unrealized appreciation/depreciation on:
Investments	(204,365)
Written Options Contracts	(11,210)
Net change in unrealized appreciation/depreciation	(215,575)
Net realized and unrealized loss on investments and
written options contracts	(217,387)

Net decrease in Net Assets from Operations	$(218,153)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
May 27, 2014* through
September 30, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(766)
Net realized loss on investments	(1,812)
Net change in unrealized appreciation/depreciation on investments
and written options contracts	(215,575)
Net decrease in net assets resulting from operations	(218,153)

Capital Transactions:
Net proceeds from shares sold	13,045,967
Cost of shares redeemed1	(33,705)
Net increase in net assets from capital transactions	13,012,262

Total increase in net assets	12,794,109

Net Assets:
Beginning of period	-
End of period	$12,794,109

Accumulated net investment loss	$(766)

Capital Share Transactions:
Shares sold	1,286,554
Shares redeemed	(3,414)
Net increase in capital share transactions	1,283,140

*	Commencement of operations.
1	Net of redemption fee proceeds of $687.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	May 27, 2014* through
	September 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	-	2
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.03)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.97

Total return3	(0.30)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,794

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.29%	5
After fees waived and expenses absorbed	1.55%	5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(7.81)%	5
After fees waived and expenses absorbed	(0.07%)	5
Portfolio turnover rate	2%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek positive total return.  The Fund commenced investment operations on May 27, 2014.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

Transactions in option contracts written for the period May 27, 2014 (commencement of operations) through September 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 27, 2014	-	$-
Options written	379	47,853
Options terminated in closing purchasing transactions	-	-
Options expired	-	-
Options exercised	-	-
Outstanding at September 30, 2014	379	$47,853

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Regal Total Return Fund incurred offering costs of approximately $24,052, which are being amortized over a one-year period from May 27, 2014 (commencement of operations).

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period May 27, 2014 (commencement of operations) through September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Regal Investment Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.55% of average daily net assets of the Fund.  This agreement is effective until August 1, 2015, and may be terminated by Trust’s Board of Trustees.

For the period May 27, 2014 (commencement of operations) through September 30, 2014, the Advisor waived its fees and absorbed other expenses totaling $89,208.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At September 30, 2014, the amount of these potentially recoverable expenses was $89,208.  The Advisor may recapture all or a portion of this amount no later than March 31, 2018.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 27, 2014 (commencement of operations) through September 30, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC will provide Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 27, 2014 (commencement of operations) through September 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2014, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,929,076

Gross unrealized appreciation	$106,608
Gross unrealized depreciation	(310,973)

Net unrealized depreciation on investments	$(204,365)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the period May 27, 2014 (commencement of operations) through September 30, 2014, the Fund received $687 in redemption fees.

Note 6- Investment Transactions
For the period May 27, 2014 (commencement of operations) through September 30, 2014, purchases and sales of investments, excluding short-term investments, were $11,101,914 and $59,903, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period May 27, 2014 (commencement of operations) through September 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Fund’s shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Distributor.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

For the period May 27, 2014 (commencement of operations) through September 30, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$6,151,701	$-	$-	$6,151,701
Exchange-Traded Funds	4,684,133	-	-	4,684,133
Short-Term Investments	1,888,877	-	-	1,888,877
Total Investments	$12,724,711	$-	$-	$12,724,711
Liabilities
Written Options Contracts	$59,063	$-	$-	$59,063

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the period May 27, 2014 (commencement of operations) through September 30, 2014.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of September 30, 2014 by risk category are as follows:

	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
	Written options contracts, at value	$59,063
Total		$59,063

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(11,210)
Total	$(11,210)

The number of contracts is included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of September 30, 2014 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Number of contracts	(190)

Note 12 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund’s Statement of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Written options contracts, at value - liability	59,063	(59,063)	-	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance.  The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2014 (Unaudited)

Note 13 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Regal Total Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on March 6, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Regal Investment Advisors, LLC (the “Investment Advisor”) with respect to the Regal Total Return Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; performance information of an account managed by a proposed portfolio manager of the Fund at a prior investment advisory firm using strategies similar to those that would be used to manage the Fund (the “Managed Account”); and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its Moderate Allocation fund universe (the “Expense Universe”).  The Board also considered information provided by representatives of the Investment Advisor at an in-person presentation.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board considered the performance of the Managed Account, and observed that the performance of the Managed Account (gross of fees) exceeded the return of a benchmark composed 60% of the MSCI World Index, 20% of the Barclays Aggregate Bond Index, and 20% of the GSCI Commodity Index, for each calendar year from 2008 through 2013.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were higher than the Peer Group and Expense Universe medians by 15 basis points and 23 basis points, respectively. The Board noted, however, that the Investment Advisor anticipated waiving its entire advisory fee with respect to the Fund, in addition to subsidizing a portion of the Fund’s operating expenses, in the first year of the Fund’s operations.  The Board also noted that the Fund’s proposed advisory fee was lower than the advisory fee charged by the Investment Advisor to its separate accounts managed using the same strategies as those of the Fund.  In considering the estimated total expenses to be paid by the Fund, the Board observed that the Fund’s total expense ratio (net of fee waivers) was higher than the Peer Group and Expense Universe medians by 22 basis points and 40 basis points, respectively.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of the funds in the Peer Group and the Expense Universe. The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Regal Total Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $15 million, and observed that the Investment Advisor anticipated subsidizing a portion of the Fund’s operating expenses in addition to waiving its entire advisory fee and therefore did not anticipate earning any profits with respect to the Fund during that year. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Regal Total Return Fund
EXPENSE EXAMPLE
For the Periods Ended September 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from May 27, 2014 (commencement of operations) to September 30, 2014.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from April 1, 2014 to September 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Regal Total Return Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	5/27/14*	9/30/14	5/27/14* – 9/30/14
Actual Performance**	$ 1,000.00	$ 997.00	$ 5.38
	4/1/14	9/30/14	4/1/14 – 9/30/14
Hypothetical (5% annual return before expenses)^	$ 1,000.00	$ 1,017.31	$ 7.83

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 127/365 (to reflect the since inception period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Regal Total Return Fund
A series of the Investment Managers Series Trust II

Investment Advisor
Regal Investment Advisors, LLC
2687 44th St SE
Kentwood, Michigan  49512

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Regal Total Return Fund	RTRTX	46141T 307

Privacy Principles of the Regal Total Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Regal Total Return Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (844) 66REGAL (73425) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (844) 66REGAL (73425) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (844) 66REGAL (73425).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Regal Total Return Fund
P.O. Box 2175
Milwaukee, WI 53201
(844) 66REGAL (73425)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	12/11/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	12/11/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/11/2014